Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP) (Details) - GBP (£)			1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jan. 31, 2021	Feb. 28, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Conversion, Converted Instrument, Amount					£ 9,400,000	£ 10,300,000
Conversion of Stock, Amount Converted						1,607,301
Reversal of amortization of goodwill					221,635	221,635
Increase And Decrease in Revenue				£ 63,997,183	49,820,243	75,164,498	£ 52,263,050	£ 47,070,105
Amortization of Intangible Assets				5,834,937	4,271,241	5,723,742	5,823,700	5,181,291
Reconciliation of UK GAAP With US GAAP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase And Decrease in Revenue					102,938
Deferred tax liabilities, additional amortization of intangible asset				12,827,094
Deferred income tax liabilities				12,827,094
Amortization of Intangible Assets				467,593
Accounting Standards Update 2016-02 [Member] | Reconciliation of UK GAAP With US GAAP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets				9,451,484
Lease incentives				2,610,363
Deferred rent				142,447
Lease liabilities				£ 12,275,537
Transferred at Point in Time [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase And Decrease in Revenue					1,076,087	733,933	24,741	241,881
Transferred over Time [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase And Decrease in Revenue						137,250	137,250	274,500
NZ Propco Holdings Limited [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity method investment ownership percentage			23.00%
One customer [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
intangible asset			£ 12,748,964
Intangible Asset, Useful Life			10 years
Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill						0
Noncontrolling Interest [Member] | Transferred at Point in Time [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase And Decrease in Revenue					£ 193,765
In Accordance with United Kingdom GAAP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance							£ 2,417,831
Effective income tax rate reconciliation, prior year income taxes, percent							19.00%
Effective income tax rate reconciliation, change in enacted tax rate, percent	25.00%
In Accordance with United Kingdom GAAP [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective income tax rate reconciliation, prior year income taxes, percent							17.00%
Effective income tax rate reconciliation, noncontrolling interest income (loss), percent		59.00%
In Accordance with United Kingdom GAAP [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective income tax rate reconciliation, prior year income taxes, percent							19.00%
Effective income tax rate reconciliation, noncontrolling interest income (loss), percent		83.00%
FRANCE
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase And Decrease in Revenue						1,367,364	£ 784,189	£ 785,254
FRANCE | The Effect of Conversion to US GAAP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Net of Valuation Allowance						£ 162,174	£ 95,454